Personnel expenses and employee information - Personnel Expenses for All Payroll Employees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation Related Costs [Abstract]
Wages and salaries	€ 2,519.6	€ 2,124.4	€ 1,777.9
Social security expenses	208.1	181.9	146.3
Pension and retirement expenses	182.6	152.5	122.0
Share-based payments	53.9	74.6	46.3
Personnel expenses	€ 2,964.2	€ 2,533.4	€ 2,092.5